Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

May 4, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E
Washington, D.C. 20549

Re:     Brighthouse Life Insurance Company
        Brighthouse Fund UL III for Variable Life Insurance
        File Nos. 333-113533; 811-09215
    Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company (the "Company") and Brighthouse Fund UL III for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional information ("SAI") being used for the Corporate Owned Variable Universal Life Insurance IV Policy offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the SAI for that product contained in Post-Effective Amendment No. 15 for the Account filed with the Commission on April 7, 2017.

Please call the undersigned at (203) 316-8888 with any questions.


Very truly yours,


/s/ John B. Towers

John B. Towers, Esq.
Corporate Counsel
Brighthouse Life Insurance Company